Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Component of Income Tax Expense

The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax (benefit) expense for 2014, 2013 and 2012 consisted of the following:

	2014	2013	2012
Current
Bermuda	$—	$—	$—
Foreign	(17,251)	8,571	7,571

	(17,251)	8,571	7,571

Deferred
Bermuda	—	—	—
Foreign	(817)	(1,740)	(2,078)

	(817)	(1,740)	(2,078)

	$(18,068)	$6,831	$5,493

Components of Income Before Income Taxes and Noncontrolling Interest

The components of income before income taxes and noncontrolling interest were as follows:

	2014	2013	2012
Bermuda sources	$—	$—	$—
Foreign sources	176,986	196,205	210,556

	$176,986	$196,205	$210,556

Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of comprehensive income is as follows:

	2014	2013	2012
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	1.53%	0.92%	0.54%
Tax uncertainties	-11.74%	2.56%	2.07%

	-10.21%	3.48%	2.61%

Significant Portions of Current and Non-current Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the current and non-current deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 are presented below:

	2014	2013
Current deferred tax assets
Other	$2,100	$1,491

Current deferred tax assets	2,100	1,491

Non-current deferred tax assets
Net operating loss carryforwards	18,128	314
Other	1,833	2,524

Non-current deferred tax assets	19,961	2,838

Non-current deferred tax liabilties
Containers, net	24,910	21,318
Other	726	686

Non-current deferred tax liabilties	25,636	22,004

Net deferred tax liability	$3,575	$17,675

Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2014 and 2013 are as follows:

Balance at December 31, 2012	$26,084
Increases related to prior year tax positions	171
Decreases related to prior year tax positions	(598)
Increases related to current year tax positions	5,973
Settlements	(220)
Lapse of statute of limitations	(1,727)

Balance at December 31, 2013	29,683
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	(15,139)
Increases related to current year tax positions	2,383
Settlements	(6,644)
Lapse of statute of limitations	(484)

Balance at December 31, 2014	$9,799